Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
Subsequent events have been evaluated for potential recognition and disclosure through June 19, 2026, the date the Plan financial statements were available to be issued.
Effective January 1, 2026, Section 603 of the SECURE 2.0 Act of 2022 requires that catch-up contributions made by participants whose FICA wages exceeded $150,000 in the prior calendar year be designated as Roth contributions. The related plan amendment is required to be adopted by December 31, 2026. No other items requiring adjustment of the financial statements or additional disclosures were identified.